Debt, net of unamortized deferred financing cost - Schedule of Debt (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt Outstanding		$ 21,187,000
Net Carrying Value	$ 133,251,000	21,187,000
Unamortized debt issuance costs		0
Line of Credit [Member]
Debt Instrument [Line Items]
Debt Outstanding	135,000,000
Net Carrying Value	133,251,000
Fair Value	135,000,000
Promissory Notes
Debt Instrument [Line Items]
Debt Outstanding	0	1,377,000
Net Carrying Value	0	1,377,000
Fair Value	0
Term Loans | Credit Facility | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Outstanding	98,750,000	5,760,000
Net Carrying Value	97,001,000	5,760,000
Fair Value	98,750,000
Revolving Credit Facility | Credit Facility | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Outstanding	36,250,000	14,050,000
Net Carrying Value	36,250,000	$ 14,050,000
Fair Value	$ 36,250,000